REVENUE AND COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2025
REVENUE AND COST OF SALES
Schedule Of Revenue
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Concentrate sales	$21,941	$14,346	$37,702	$27,020
Provisional pricing adjustments	(136)	441	2,939	160
	$21,805	$14,787	$40,641	$27,180

Schedule Of Cost Of Sales
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Production costs	$10,531	$8,910	$17,971	$18,143
Write down of equipment and materials and supplies inventory	164	384	164	384
Depreciation and depletion	886	796	1,720	1,617
	$11,581	$10,090	$19,855	$20,144